MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

February 16, 2021

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”)

File Nos. (002-86082 and 811-03833-01)

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated February 5, 2021 to the Prospectuses and Statement of Additional Information for the MainStay VP MacKay Mid Cap Core Portfolio (Accession Number 0001104659-21-012786). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 610-0124.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary